Use of estimates and judgments	6 Months Ended
Jun. 30, 2019
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Use of estimates and judgments

4. Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Although each of its significant accounting policies reflects judgments, assessments or estimates, AB InBev believes that the following accounting policies reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results: business combinations, intangible assets, goodwill, impairment, provisions, share-based payments, employee benefits and accounting for current and deferred tax.

The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed annually and whenever a triggering event has occurred, in order to determine whether the carrying value exceeds the recoverable amount. These calculations are based on estimates of future cash flows.

The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each balance sheet date.

Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expense and liability. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.

The company is subject to income tax in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the group are involved in tax audits and local enquiries usually in relation to prior years. Investigations and negotiations with local tax authorities are ongoing in various jurisdictions at the balance sheet date and, by their nature, these can take considerable time to conclude. In assessing the amount of any income tax provisions to be recognized in the financial statements, estimation is made of the expected successful settlement of these matters. Estimates of interest and penalties on tax liabilities are also recorded. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period such determination is made.

Judgments made by management in the application of IFRS that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year are further discussed in the relevant notes hereafter.

In preparing these unaudited condensed interim financial statements, the significant judgments made by management in applying the company’s accounting policies and the key sources of estimating uncertainty mainly related to the reporting of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses into AB InBev Efes that closed on 30 March 2018 – see Note 6 Acquisitions and disposals of Subsidiaries and Note 14 Investments in associates, and to the adoption of hyperinflation accounting for the company’s Argentinean operations.

In May 2018, the Argentinean peso underwent a severe devaluation resulting in the three-year cumulative inflation of Argentina to exceed 100% in 2018, thereby triggering the requirement to transition to hyperinflation accounting as prescribed by IAS 29 Financial Reporting in Hyperinflationary Economies as of 1 January 2018. The main principle in IAS 29 is that the financial statements of an entity that reports in the currency of a hyperinflationary economy must be stated in terms of the measuring unit current at the end of the reporting period. Therefore, the non-monetary assets and liabilities stated at historical cost, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency applying a general price index. Monetary items that are already stated at the measuring unit at the end of the reporting period are not restated. These re-measured accounts are used for conversion into US dollar at the period closing exchange rate.

Consequently, the company has applied hyperinflation accounting for its Argentinean subsidiaries for the first time in the year to date September 2018 unaudited condensed interim financial statements, with effect as of 1 January 2018, applying the IAS 29 rules as follows:

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Non-monetary assets and liabilities stated at historical cost (e.g. property plant and equipment, intangible assets, goodwill, etc.) and equity of Argentina were restated using an inflation index. The hyperinflation accounting impacts resulting from changes in the general purchasing power from 1 January 2018 are reported through the income statement on a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note 8 Finance cost and income);

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The income statement is adjusted at the end of each reporting period using the change in the general price index and is converted at the closing exchange rate of each period (rather than the year to date average rate for non-hyperinflationary economies), thereby restating the year to date income statement account both for inflation index and currency conversion;

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The unaudited condensed consolidated interim financial statements for the six-month period ended 30 June 2018 and respective income statements and balance sheets of the Argentinean subsidiaries were not restated.

The results for the six-month period ended 30 June 2019, restated for purchasing power, were translated at the June closing rate of 42.448916 Argentinean pesos per US dollar. The results for the six-month period ended 30 June 2018 were translated at the June average rate of 20.303664 Argentinean pesos per US dollar.

In accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates, when amounts are translated into the currency of non-hyperinflationary economy, the comparative amounts are not adjusted for subsequent changes in the price level or exchange rates.